8. Income Taxes (Details - Deferred taxes) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 219,472	$ 8,582
Gross deferred tax assets	219,472	8,582
Valuation allowance	(219,472)	(8,582)
Net deferred tax assets	$ 0	$ 0